Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: January 10, 2024

Payment Date	1/16/2024
Collection Period Start	12/1/2023
Collection Period End	12/31/2023
Interest Period Start	12/15/2023
Interest Period End	1/15/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$339,273,985.93	$22,176,577.91	$317,097,408.02	0.680175	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$485,356,985.93	$22,176,577.91	$463,180,408.02

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$488,748,195.92	$466,571,618.01	0.343957
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$488,748,195.92	$466,571,618.01
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$339,273,985.93	0.77000%	30/360	$217,700.81
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$485,356,985.93			$358,774.56

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$488,748,195.92	$466,571,618.01
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$488,748,195.92	$466,571,618.01
Number of Receivables Outstanding	42,142	41,344
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	35	34

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,552,943.14
Principal Collections	$21,994,842.46
Liquidation Proceeds	$105,229.35
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,653,014.95
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,653,014.95

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$407,290.16	$407,290.16	$—	$—	$23,245,724.79
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,245,724.79
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,245,724.79
Interest - Class A-3 Notes	$217,700.81	$217,700.81	$—	$—	$23,028,023.98
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$22,936,685.98
First Allocation of Principal	$—	$—	$—	$—	$22,936,685.98
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$22,922,103.60
Second Allocation of Principal	$—	$—	$—	$—	$22,922,103.60
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$22,905,939.83
Third Allocation of Principal	$5,221,367.92	$5,221,367.92	$—	$—	$17,684,571.91
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,665,582.31
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,101,582.31
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,101,582.31
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$710,372.32
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$710,372.32
Remaining Funds to Certificates	$710,372.32	$710,372.32	$—	$—	$—
Total	$23,653,014.95	$23,653,014.95	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$488,748,195.92	$466,571,618.01
Note Balance	$485,356,985.93	$463,180,408.02
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	14	$181,735.45
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	64	$105,229.35
Monthly Net Losses (Liquidation Proceeds)			$76,506.10
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.12%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$1,851,132.19
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	116	$1,668,594.23
60-89 Days Delinquent	0.13%	42	$619,973.55
90-119 Days Delinquent	0.03%	9	$137,437.89
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.52%	167	$2,426,005.67

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$50,303.21
Total Repossessed Inventory		5	$103,169.67

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$757,411.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.16%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.08%	24	0.06%